UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AmSouth Value Fund

Schedule of Portfolio of Investments

September 30, 2004 (Unaudited)

Shares		Value $
COMMON STOCKS- 98.1%
28,800	ACE Ltd.	1,153,728
27,200	AFLAC, Inc.	1,066,512
29,600	Alcoa, Inc.	994,264
20,921	American Electric Power Co., Inc.	668,635
20,000	American International Group, Inc.	1,359,800
4,600	Anadarko Petroleum Corp.	305,256
15,000	Archer-Daniels-Midland Co.	254,700
40,800	Bank of America Corp.	1,767,864
8,400	Becton, Dickinson & Co.	434,280
55,300	BellSouth Corp.	1,499,736
5,400	Black & Decker Corp.	418,176
48,100	Bristol-Myers Squibb Co.	1,138,527
6,000	Carnival Corp.	283,740
9,400	Caterpillar, Inc.	756,230
22,400	ChevronTexaco Corp.	1,201,536
48,700	CIT Group, Inc.	1,820,893
41,400	Citigroup, Inc.	1,826,568
12,900	Colgate-Palmolive Co.	582,822
19,900	Computer Associates International, Inc.	523,370
8,000	ConAgra Foods, Inc.	205,680
18,900	ConocoPhillips	1,565,865
22,586	Costco Wholesale Corp.	938,674
8,400	CSX Corp.	278,880
26,600	Darden Restaurants, Inc.	620,312
7,000	Devon Energy Corp.	497,070
9,444	Dominion Resources, Inc.	616,221
14,000	Dow Chemical Co.	632,520
79,000	EMC Corp. *	911,660
8,300	Entergy Corp.	503,063
3,600	Exelon Corp.	132,084
5,800	Freddie Mac	378,392
11,300	Genuine Parts Co.	433,694
3,300	Golden West Financial Corp.	366,135
4,500	Goldman Sachs Group, Inc.	419,580
33,000	Halliburton Co.	1,111,770
29,000	Health Management Associates, Inc., Class A	592,470
100,000	Hewlett-Packard Co.	1,875,000
25,500	Home Depot, Inc.	999,600
15,223	Honeywell International, Inc.	545,897
5,887	IBM Corp.	504,751
12,000	Ingersoll-Rand Co., Class A	815,640
7,800	International Paper Co.	315,198
25,025	J.P. Morgan Chase & Co.	994,243
4,000	Kohl’s Corp. *	192,760
19,100	Limited Brands	425,739
18,100	Lincoln National Corp.	850,700
9,000	Lockheed Martin Corp.	502,020
8,754	McDonald’s Corp.	245,375
12,945	MeadWestvaco Corp.	412,946
4,000	Merrill Lynch & Co., Inc.	198,880
21,900	MetLife, Inc.	846,435
10,000	Noble Corp. *	449,500
20,100	Nokia Corp. - ADR	275,772
55,000	Office Depot, Inc. *	826,650
18,600	Prudential Financial, Inc.	874,944
23,200	Raytheon Co.	881,136
66,000	SBC Communications, Inc.	1,712,700

See notes to schedules of portfolio investments

55,000	Sprint Corp.	1,107,150
50,800	St. Paul Cos., Inc.	1,679,448
5,600	Staples, Inc.	166,992
12,000	SunGard Data Systems, Inc. *	285,240
6,000	SunTrust Banks, Inc.	422,460
12,500	Texas Instruments, Inc.	266,000
31,500	Time Warner, Inc. *	508,410
39,700	Tyco International, Ltd.	1,217,202
14,400	U.S. Bancorp	416,160
6,100	United Technologies Corp.	569,618
10,946	Verizon Communications, Inc.	431,053
35,000	Viacom, Inc., Class B	1,174,600
14,000	Wachovia Corp.	657,300
5,800	Walt Disney Co.	130,790
35,900	Washington Mutual, Inc.	1,402,972
7,000	Wells Fargo & Co.	417,410
8,500	Weyerhaeuser Co.	565,080
14,500	XL Capital, Ltd.	1,072,855
	Total Common Stocks	55,497,333

INVESTMENT COMPANIES - 0.7%
400,891	First American Treasury Obligations Fund, Class A	400,891
	Total Investment Companies	400,891

	TOTAL INVESTMENTS (Cost $47,781,945) - 98.8%	$55,898,224

Percentages indicated are based on net assets of $56,553,193.

See notes to schedules of portfolio investments

AmSouth Select Equity Fund

Schedule of Portfolio of Investments

September 30, 2004 (Unaudited)

Shares		Value $

COMMON STOCKS - 98.8%

168,800	American Power Conversion Corp.	2,935,432
106,100	Automatic Data Processing, Inc.	4,384,052
22,700	Briggs & Stratton Corp.	1,843,240
49,100	Gannett Co., Inc.	4,112,616
63,800	General Mills, Inc.	2,864,620
49,800	Gillette Co.	2,078,652
78,700	H.J. Heinz Co.	2,834,774
52,000	Harley-Davidson, Inc.	3,090,880
116,300	Home Depot, Inc.	4,558,960
72,400	International Flavors & Fragrances, Inc.	2,765,680
38,438	J.M. Smucker Co.	1,707,032
62,300	Kimberly-Clark Corp.	4,023,957
161,900	McDonald’s Corp.	4,538,057
57,700	Pfizer, Inc.	1,765,620
103,400	Pitney Bowes, Inc.	4,559,940
51,400	Snap-On, Inc.	1,416,584
90,800	SYSCO Corp.	2,716,736
63,700	Tribune Co.	2,621,255
128,100	Walt Disney Co.	2,888,655
147,100	Waste Management, Inc.	4,021,714
	Total Common Stocks	61,728,456

INVESTMENT COMPANIES - 1.1%

687,932	BNY Hamilton Money Fund	687,932
1,508	BNY Hamilton Treasury Money Fund	1,508
	Total Investment Companies	689,440

	TOTAL INVESTMENTS (Cost $56,056,337) - 99.9%	$62,417,896

Percentages indicated are based on net assets of $62,488,202.

See notes to schedules of portfolio investments

AmSouth Capital Growth Fund

Schedule of Portfolio of Investments

September 30, 2004 (Unaudited)

Shares		Value $

COMMON STOCKS - 96.3%

2,200	3M Co.	175,934
3,800	Abbott Laboratories	160,968
1,500	Altera Corp. *	29,355
6,500	American Express Co.	334,490
2,100	American International Group, Inc.	142,779
3,400	American Power Conversion Corp.	59,126
4,400	Amgen, Inc. *	249,392
2,200	Apollo Group, Inc., Class A *	161,414
9,300	Applied Materials, Inc. *	153,357
2,000	Automatic Data Processing, Inc.	82,640
2,700	Barr Laboratories, Inc. *	111,861
2,300	Bed Bath & Beyond, Inc. *	85,353
2,650	Best Buy Co., Inc.	143,736
4,900	Chico’s FAS, Inc. *	167,580
1,500	Cintas Corp.	63,060
22,300	Cisco Systems, Inc. *	403,630
5,400	Citigroup, Inc.	238,248
2,500	Coca-Cola Co.	100,125
9,000	Dell, Inc. *	320,400
1,100	eBay, Inc. *	101,134
1,300	Electronic Arts, Inc. *	59,787
2,900	Eli Lilly & Co.	174,145
8,000	EMC Corp. *	92,320
3,500	First Data Corp.	152,250
3,300	Flextronics International, Ltd. *	43,725
1,800	Forest Laboratories, Inc. *	80,964
2,400	Genentech, Inc. *	125,808
700	General Dynamics Corp.	71,470
17,600	General Electric Co.	591,008
1,200	Goldman Sachs Group, Inc.	111,888
1,000	Guidant Corp.	66,040
1,500	Harley-Davidson, Inc.	89,160
5,800	Home Depot, Inc.	227,360
4,800	IBM Corp.	411,552
1,400	Illinois Tool Works, Inc.	130,438
17,000	Intel Corp.	341,020
8,100	Johnson & Johnson	456,273
1,500	Kohl’s Corp. *	72,285
3,700	Linear Technology Corp.	134,088
4,000	Lowe’s Cos., Inc.	217,400
2,700	Marsh & McLennan Cos., Inc.	123,552
5,200	Medtronic, Inc.	269,880
2,400	Merck & Co., Inc.	79,200
1,100	Mercury Interactive Corp. *	38,368
18,900	Microsoft Corp.	522,585
2,200	Network Appliance, Inc. *	50,600
6,000	Nextel Communications, Inc., Class A *	143,040
1,750	Nike, Inc., Class B	137,900
13,000	Oracle Corp. *	146,640
3,900	Paychex, Inc.	117,585
5,400	PepsiCo, Inc.	262,710
14,600	Pfizer, Inc.	446,760
4,600	Procter & Gamble Co.	248,952
3,000	Schlumberger Ltd.	201,930
3,900	Staples, Inc.	116,298
3,000	Starbucks Corp. *	136,380

See notes to schedules of portfolio investments

4,600	Stryker Corp.	221,168
1,900	Symantec Corp. *	104,272
6,700	Sysco Corp.	200,464
1,300	T. Rowe Price Group, Inc.	66,222
4,900	Target Corp.	221,725
6,100	Texas Instruments, Inc.	129,808
3,200	Tyco International, Ltd.	98,112
3,500	United Parcel Service, Inc., Class B	265,720
2,500	United Technologies Corp.	233,450
2,400	UnitedHealth Group, Inc.	176,976
8,700	Wal-Mart Stores, Inc.	462,840
3,600	Walgreen Co.	128,988
3,600	Walt Disney Co.	81,180
3,800	Wyeth	142,120
3,400	Yahoo!, Inc. *	115,294
	Total Common Stocks	12,624,282

	INVESTMENT COMPANIES - 4.2%
530,534	AIM Liquid Assets Money Market Fund	530,534
17,935	AIM Prime Money Market Fund	17,935
	Total Investment Companies	548,469

	TOTAL INVESTMENTS (Cost $12,793,657) — 100.5%	$13,172,751

Percentages indicated are based on net assets of $13,106,104.

See notes to schedules of portfolio investments

AmSouth Variable Insurance Funds

Notes to Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*  Represents non-income producing security.

ADR — American Depository Receipt

BNY — Bank of New York

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Value Fund	$48,751,576	$8,200,819	$(1,054,171)	$7,146,648
Select Equity Fund	56,161,333	8,191,718	(1,935,155)	6,256,563
Capital Growth Fund	304,791	997,512	(692,721)	304,791

The investment concentrations for the AmSouth Variable Insurance Funds as a percentage of net assets, by industry, as of September 30, 2004, were as follows:

	Value Fund	Select Equity Fund	Capital Growth Fund
Aerospace/Defense	3.5%	—	2.3%
Apparel	—	—	1.1%
Banking	5.8%	—	—
Beverages	—	—	2.8%
Business Equipment & Services	—	—	1.4%
Chemicals - Specialty	1.1%	—	—
Computer Hardware	4.2%	—	6.0%
Computer Software & Services	3.0%	—	13.5%
Consumer Discretionary	—	37.2%	—
Consumer Goods	—	—	1.9%
Consumer Staples	0.5%	26.0%	—
Cosmetics/Toiletries	1.0%	—	—
Distribution/Wholesale	0.8%	—	—
Diversified Manufacturing	5.9%	—	8.0%
E-Commerce & Services	—	—	1.7%
Electronic Components	—	—	0.6%
Entertainment	0.5%	—	0.6%
Financial Services	15.3%	—	5.7%
Food Distributors & Wholesalers	—	—	1.5%
Food Products & Services	0.4%	—	—
Forest & Paper Products	2.3%	—	—
Health Care	—	2.8%	4.8%
Health Care - Drugs	—	—	1.9%
Industrials	—	28.4%	—
Insurance	14.1%	—	2.0%
Investment Companies	0.7%	1.1%	4.2%
Machinery & Equipment	0.7%	—	—
Materials	—	4.4%	—
Medical Equipment & Supplies	—	—	4.3%
Medical - Hospitals	1.0%	—	—
Medical Products	0.8%	—	—
Metals & Mining	1.8%	—	—
Multimedia	3.2%	—	—
Oil & Gas Exploration, Production & Services	9.1%	—	1.5%
Pharmaceuticals	2.0%	—	10.1%
Restaurants	1.5%	—	—
Retail	6.3%	—	15.7%
Semiconductors	0.5%	—	5.8%
Telecommunications	—	—	1.1%
Transportation & Shipping	0.5%	—	2.0%
Utilities - Electric & Gas	3.4%	—	—
Utilities - Telecommunications	8.9%	—	—

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price (“NOCP”), if applicable.  Investments for market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

AmSouth Enhanced Market Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Shares		Value $

COMMON STOCKS - 99.8%

700	3M Co.	55,979
1,300	Abbott Laboratories	55,068
200	ACE Ltd.	8,012
1,100	ADC Telecommunications, Inc. *	1,991
200	Adobe Systems, Inc.	9,894
400	AES Corp. *	3,996
200	Aetna, Inc.	19,986
700	AFLAC, Inc.	27,447
700	Agilent Technologies, Inc. *	15,099
300	Air Products and Chemicals, Inc.	16,314
150	Alberto-Culver Co.	6,522
1,100	Alcoa, Inc.	36,949
100	Allegheny Energy, Inc. *	1,596
100	Allegheny Technologies, Inc.	1,825
100	Allergan, Inc.	7,255
100	Allstate Corp.	4,799
300	Altera Corp. *	5,871
900	Altria Group, Inc.	42,336
100	Ambac Financial Group, Inc.	7,995
100	Amerada Hess Corp.	8,900
100	Ameren Corp.	4,615
300	American Electric Power Co.	9,588
400	American Express Co.	20,584
1,800	American International Group, Inc.	122,382
300	American Standard Cos., Inc. *	11,673
400	Amgen, Inc. *	22,672
300	Anadarko Petroleum Corp.	19,908
500	Analog Devices, Inc.	19,390
600	Anheuser-Busch Cos., Inc.	29,970
100	Anthem, Inc. *	8,725
430	Apache Corp.	21,547
100	Apartment Investment & Management Co., Class A	3,478
500	Apple Computer, Inc. *	19,375
1,700	Applied Materials, Inc. *	28,033
400	Applied Micro Circuits Corp. *	1,252
925	Archer-Daniels-Midland Co.	15,707
100	Ashland, Inc.	5,608
1,847	AT&T Wireless Services, Inc. *	27,299
100	Autodesk, Inc.	4,863
700	Automatic Data Processing, Inc.	28,924
400	Avaya, Inc. *	5,576
100	Ball Corp.	3,743
2,376	Bank of America Corp.	102,952
1,100	Bank of New York Co., Inc.	32,087
400	Baxter International, Inc.	12,864
400	Becton, Dickinson & Co.	20,680
1,300	BellSouth Corp.	35,256
100	Bemis Co., Inc.	2,658
200	Best Buy Co., Inc.	10,848
100	Big Lots, Inc. *	1,223
200	BJ Services Co.	10,482
100	Black & Decker Corp.	7,744
300	BMC Software, Inc. *	4,743
600	Boeing Co.	30,972
100	Boise Cascade Corp.	3,328
1,100	Boston Scientific Corp. *	43,703
1,800	Bristol-Myers Squibb Co.	42,606

See notes to schedules of portfolio investments

300	Broadcom Corp., Class A *	8,187
100	Brunswick Corp.	4,576
500	Burlington Northern Santa Fe	19,155
600	Burlington Resources, Inc.	24,480
200	C.R. Bard, Inc.	11,326
300	Calpine Corp. *	870
600	Cardinal Health, Inc.	26,262
300	Caremark Rx, Inc. *	9,621
400	Caterpillar, Inc.	32,180
200	CenterPoint Energy, Inc.	2,072
200	Centex Corp.	10,092
200	CenturyTel, Inc.	6,848
1,970	ChevronTexaco Corp.	105,671
300	Chubb Corp.	21,084
800	CIENA Corp. *	1,584
200	CIGNA Corp.	13,926
100	Cinergy Corp.	3,960
300	Circuit City Stores, Inc.	4,602
6,100	Cisco Systems, Inc. *	110,410
4,000	Citigroup, Inc.	176,481
200	Citizens Communications Co.	2,678
200	Citrix Systems, Inc. *	3,504
400	Clear Channel Communications, Inc.	12,468
300	Clorox Co.	15,990
100	CMS Energy Corp. *	952
200	Coach, Inc. *	8,484
1,900	Coca-Cola Co.	76,095
500	Coca-Cola Enterprises, Inc.	9,450
600	Colgate-Palmolive Co.	27,108
700	Comcast Corp., Class A *	19,768
400	Computer Associates International, Inc.	10,520
100	Computer Sciences Corp. *	4,710
500	Compuware Corp. *	2,575
800	ConocoPhillips	66,280
200	Consolidated Edison, Inc.	8,408
100	Constellation Energy Group	3,984
200	Convergys Corp. *	2,686
100	Cooper Industries, Ltd., Class A	5,900
1,900	Corning, Inc. *	21,052
798	Countrywide Financial Corp.	31,433
300	CSX Corp.	9,960
100	Cummins, Inc.	7,389
200	Dana Corp.	3,538
250	Darden Restaurants, Inc.	5,830
300	Deere & Co.	19,365
1,700	Dell, Inc. *	60,520
300	Devon Energy Corp.	21,303
400	Dollar General Corp.	8,060
200	Dominion Resources, Inc.	13,050
300	Dover Corp.	11,661
600	Dow Chemical Co.	27,108
100	DTE Energy Co.	4,219
600	Duke Energy Corp.	13,734
200	Dynergy, Inc., Class A *	998
500	E*TRADE Financial Corp. *	5,710
1,300	E.I. du Pont de Nemours & Co.	55,640
100	Eastman Chemical Co.	4,755
200	Eaton Corp.	12,682
200	eBay, Inc. *	18,388
200	Edison International	5,302

See notes to schedules of portfolio investments

446	El Paso Energy Corp.	4,099
200	Electronic Data Systems Corp.	3,878
800	Eli Lilly & Co.	48,040
3,400	EMC Corp. *	39,236
600	Emerson Electric Co.	37,134
200	Engelhard Corp.	5,670
100	Entergy Corp.	6,061
100	EOG Resources, Inc.	6,585
300	Equity Office Properties Trust	8,175
200	Equity Residential Property	6,200
400	Exelon Corp.	14,676
5,100	Exxon Mobil Corp.	246,483
100	Family Dollar Stores, Inc.	2,710
400	Fannie Mae	25,360
200	Federated Department Stores, Inc.	9,086
100	Federated Investors, Inc., Class B	2,844
166	FirstEnergy Corp.	6,819
100	Fiserv, Inc. *	3,486
500	Forest Laboratories, Inc. *	22,490
200	Fortune Brands, Inc.	14,818
100	FPL Group, Inc.	6,832
200	Franklin Resources, Inc.	11,152
200	Freddie Mac	13,048
200	Freeport-McMoRan Copper & Gold, Inc., Class B	8,100
200	Gateway, Inc. *	990
300	General Dynamics Corp.	30,630
7,900	General Electric Co.	265,282
300	General Mills, Inc.	13,470
200	Genzyme Corp. *	10,882
1,000	Gillette Co.	41,740
100	Golden West Financial Corp.	11,095
500	Goldman Sachs Group, Inc.	46,620
200	Goodrich Corp.	6,272
400	Guidant Corp.	26,416
100	H & R Block, Inc.	4,942
500	H.J. Heinz Co.	18,010
300	Halliburton Co.	10,107
100	Harrah’s Entertainment, Inc.	5,298
200	Hartford Financial Services Group	12,386
100	Hasbro, Inc.	1,880
100	Hercules, Inc. *	1,425
3,500	Hewlett-Packard Co.	65,625
900	Home Depot, Inc.	35,280
1,200	Honeywell International, Inc.	43,032
140	Hospira, Inc. *	4,284
200	Humana, Inc. *	3,996
200	Huntington Bancshares, Inc.	4,982
1,300	IBM Corp.	111,462
300	IMS Health, Inc.	7,176
200	Ingersoll Rand Co.	13,594
4,900	Intel Corp.	98,294
100	International Flavors & Fragrances, Inc.	3,820
500	International Game Technology	17,975
100	Intuit, Inc. *	4,540
100	ITT Industries, Inc.	7,999
200	J.C. Penney Co., Inc., Holding Co.	7,056
2,456	J.P. Morgan Chase & Co., Inc.	97,577
300	Jabil Circuit, Inc. *	6,900
1,500	JDS Uniphase Corp. *	5,055
100	Jefferson Pilot Corp.	4,966

See notes to schedules of portfolio investments

2,100	Johnson & Johnson	118,293
300	Johnson Controls, Inc.	17,043
200	Jones Apparel Group, Inc.	7,160
100	KB Home	8,449
200	Kerr-McGee Corp.	11,450
100	KeySpan Corp.	3,920
500	Kimberly-Clark Corp.	32,295
100	Kinder Morgan, Inc.	6,282
133	King Pharmaceuticals, Inc. *	1,588
200	KLA-Tencor Corp. *	8,296
500	Kroger Co. *	7,760
100	Leggett & Platt, Inc.	2,810
300	Lehman Brothers Holdings, Inc.	23,916
200	Lexmark International Group, Inc., Class A *	16,802
635	Limited Brands	14,154
200	Lincoln National Corp.	9,400
200	Liz Claiborne, Inc.	7,544
600	Lockheed Martin Corp.	33,468
300	Loews Corp.	17,550
100	Louisiana-Pacific Corp.	2,595
700	Lowe’s Cos., Inc.	38,045
600	LSI Logic Corp. *	2,586
3,100	Lucent Technologies, Inc. *	9,827
200	M&T Bank Corp.	19,140
100	Manor Care, Inc.	2,996
500	Marathon Oil Corp.	20,640
700	Marsh & McLennan Cos., Inc.	32,032
200	Marshall & Ilsley Corp.	8,060
300	Mattel, Inc.	5,439
200	May Department Stores Co.	5,126
1,550	MBNA Corp.	39,060
1,300	McDonald’s Corp.	36,439
300	McGraw Hill Cos., Inc.	23,907
400	McKesson Corp.	10,260
100	MeadWestvaco Corp.	3,190
168	Medco Health Solutions, Inc. *	5,191
200	MedImmune, Inc. *	4,740
900	Medtronic, Inc.	46,710
600	Mellon Financial Corp.	16,614
1,800	Merck & Co., Inc.	59,400
800	Merrill Lynch & Co., Inc.	39,776
1,000	MetLife, Inc.	38,650
7,600	Microsoft Corp.	210,140
100	Millipore Corp. *	4,785
319	Monsanto Co.	11,618
100	Moody’s Corp.	7,325
1,000	Morgan Stanley Dean Witter & Co.	49,300
3,100	Motorola, Inc.	55,924
200	Mylan Laboratories, Inc.	3,600
500	National Semiconductor Corp. *	7,745
200	New York Times Co., Class A	7,820
500	Newmont Mining Corp.	22,765
400	NIKE, Inc., Class B	31,520
200	NiSource, Inc.	4,202
200	Noble Corp. *	8,990
200	Nordstrom, Inc.	7,648
500	Norfolk Southern Corp.	14,870
100	North Fork Bancorporation, Inc.	4,445
300	Northern Trust Corp.	12,240
500	Novell, Inc. *	3,155

See notes to schedules of portfolio investments

200	Novellus Systems, Inc. *	5,318
200	NVIDIA Corp. *	2,904
300	Occidental Petroleum Corp.	16,779
200	Office Depot, Inc. *	3,006
100	Omnicom Group, Inc.	7,306
3,500	Oracle Corp. *	39,480
100	Pactiv Corp. *	2,325
100	Pall Corp.	2,448
200	Parametric Technology Corp. *	1,056
200	Parker Hannifin Corp.	11,772
200	Peoplesoft, Inc. *	3,970
1,430	PepsiCo, Inc.	69,570
200	PerkinElmer, Inc.	3,444
5,620	Pfizer, Inc.	171,972
300	PG&E Corp. *	9,120
100	Phelps Dodge Corp.	9,203
100	Pinnacle West Capital Corp.	4,150
300	Pitney Bowes, Inc.	13,230
100	Plum Creek Timber Co., Inc.	3,503
200	PMC-Sierra, Inc. *	1,762
200	PNC Financial Services Group	10,820
100	Power-One, Inc. *	648
200	PPG Industries, Inc.	12,256
100	PPL Corp.	4,718
200	Praxair, Inc.	8,548
200	Principal Financial Group, Inc.	7,194
2,000	Procter & Gamble Co.	108,240
200	Progress Energy, Inc.	8,468
300	Progressive Corp.	25,425
100	ProLogis	3,524
400	Providian Financial Corp. *	6,216
400	Prudential Financial, Inc.	18,816
200	Public Service Enterprise Group, Inc.	8,520
1,100	Qualcomm, Inc.	42,944
1,800	Qwest Communications International, Inc. *	5,994
200	R.R. Donnelley & Sons Co.	6,264
100	RadioShack Corp.	2,864
600	Raytheon Co.	22,788
100	Reebok International, Ltd.	3,672
200	Rockwell Automation	7,740
100	Rockwell Collins, Inc.	3,714
300	Rohm & Haas Co.	12,891
100	Ryder System, Inc.	4,704
100	Sabre Holdings Corp.	2,453
700	Sanmina Corp. *	4,935
1,000	Sara Lee Corp.	22,860
2,300	SBC Communications, Inc.	59,685
600	Schlumberger Ltd.	40,386
200	Scientific-Atlanta, Inc.	5,184
100	Sempra Energy	3,619
200	Sherwin-Williams Co.	8,792
700	Siebel Systems, Inc. *	5,278
100	Simon Property Group, Inc.	5,363
100	Snap-on, Inc.	2,756
1,000	Solectron Corp. *	4,950
500	Southern Co.	14,990
200	SouthTrust Corp.	8,332
200	St. Jude Medical, Inc. *	15,054
100	Starwood Hotels & Resorts Worldwide, Inc.	4,642
4,600	Sun Microsystems, Inc. *	18,584

See notes to schedules of portfolio investments

100	Sunoco, Inc.	7,398
200	SunTrust Banks, Inc.	14,082
200	SUPERVALU, Inc.	5,510
300	Symbol Technologies, Inc.	3,792
1,000	Target Corp.	45,250
100	TECO Energy, Inc.	1,353
100	Tektronix, Inc.	3,325
300	Tellabs, Inc. *	2,757
100	Temple-Inland, Inc.	6,715
300	Teradyne, Inc. *	4,020
1,600	Texas Instruments, Inc.	34,048
200	Textron, Inc.	12,854
200	Thermo Electron Corp. *	5,404
1,900	Time Warner, Inc. *	30,666
100	Torchmark Corp.	5,318
100	Toys “R’’ Us, Inc. *	1,774
500	Tribune Co.	20,575
200	TXU Corp.	9,584
1,338	Tyco International, Ltd.	41,023
400	U.S. Bancorp	11,560
400	Union Pacific Corp.	23,440
500	Unisys Corp. *	5,160
500	United Parcel Service, Inc., Class B	37,960
200	United States Steel Corp.	7,524
600	United Technologies Corp.	56,028
500	UnitedHealth Group, Inc.	36,870
400	Unocal Corp.	17,200
100	UST, Inc.	4,026
100	Valero Energy Corp.	8,021
300	Veritas Software Corp. *	5,340
1,300	Verizon Communications	51,194
2,000	Viacom, Inc., Class B	67,120
100	Visteon Corp.	799
100	W. W. Grainger, Inc.	5,765
900	Wachovia Corp.	42,255
3,300	Wal-Mart Stores, Inc.	175,559
200	Walgreen Co.	7,166
300	Walt Disney Co.	6,765
100	Waters Corp. *	4,410
200	Watson Pharmaceuticals, Inc. *	5,892
100	WellPoint Health Networks, Inc. *	10,509
900	Wells Fargo & Co.	53,667
200	Wendy’s International, Inc.	6,720
300	Weyerhaeuser Co.	19,944
100	Whirlpool Corp.	6,009
300	Williams Cos., Inc.	3,630
100	Worthington Industries, Inc.	2,135
1,200	Wyeth	44,880
300	Xcel Energy, Inc.	5,196
300	Xilinx, Inc.	8,100
100	XL Capital, Ltd., Class A	7,399
300	Yahoo!, Inc. *	10,173
400	YUM! Brands, Inc.	16,264
200	Zimmer Holdings, Inc. *	15,808
100	Zions Bancorp.	6,104
	Total Common Stocks	7,261,460

See notes to schedules of portfolio investments

INVESTMENT COMPANIES - 0.3%

23,878	BNY Hamilton Money Fund	23,878
	Total Investment Companies	23,878

	TOTAL INVESTMENTS (Cost $7,102,307) — 100.1%	$7,285,338

Percentages indicated are based on net assets of  $7,279,955.

See notes to schedules of portfolio investments

AmSouth International Equity Fund

Schedules of Portfolio Investments

September 30, 2004 (Unaudited)

Shares		Value $
COMMON STOCKS - 99.3%
	Australia - 6.0%
22,200	AXA Asia Pacific Holdings, Ltd.	64,137
4,184	BHP Steel, Ltd.	26,490
7,896	Boral Ltd.	39,591
11,806	CSR Ltd.	21,049
18,497	Insurance Australia Group, Ltd.	69,996
3,963	Lend Lease Corp., Ltd.	32,935
7,969	Mirvac Group	25,227
8,533	Origin Energy, Ltd.	37,693
8,249	Publishing & Broadcasting, Ltd.	82,241
11,348	Qantas Airways, Ltd.	28,491
8,243	QBE Insurance Group, Ltd.	78,581
11,806	Rinker Group, Ltd.	74,144
7,310	Santos Ltd.	39,099
10,575	WMC Resources, Ltd.	41,249
		660,923
	Austria - 0.3%
554	Voestalpine AG	31,447
	Belgium - 1.3%
2,100	Algemene Maatschappij voor Nijverheidskredit NV	141,428

	Denmark - 0.8%
2,480	Danske Bank A/S	65,274
730	TDC A/S	25,862
		91,136
	Finland - 2.5%
9,386	Fortum Oyj	131,326
1,800	Kesko Oyj, Class B	39,445
3,480	M-real Oyj, Class B	20,126
2,588	Metso Oyj	33,249
3,200	Outokumpu Oyj	54,922
		279,068
	France - 10.4%
1,000	Air France	15,770
800	Assurances Generales de France	50,196
9,600	AXA	194,495
700	BNP Paribas SA	45,271
500	Cap Gemini SA *	11,772
1,800	Compagnie de Saint-Gobain	92,524
600	Compagnie Gernerale des Etablissements Michelin	30,535
3,500	France Telecom SA	87,320
567	Lafarge SA	49,680
600	Lagardere S.C.A.	37,266
1,100	PSA Peugeot Citroen	67,856
1,650	Renault SA	135,132
1,200	Schneider Electric SA	77,682
300	Societe Generale	26,584
1,600	Suez SA	34,346
1,100	Thomson	23,066
1,200	Veolia Environnement	34,580
5,000	Vivendi Universal SA *	128,288
		1,142,363

See notes to schedules of portfolio investments

	Germany - 7.3%
400	Allianz AG	40,246
1,600	BASF AG	94,123
3,100	Bayer AG	84,821
3,220	Bayerische Hypo-und Vereinsbank AG *	61,593
2,600	Commerzbank AG *	48,181
4,600	DaimlerChrysler AG	189,653
1,700	Deutsche Bank AG	122,100
1,150	Deutsche Lufthansa AG *	13,473
480	E.On AG	35,371
300	Hypo Real Estate Holding AG *	10,261
300	Linde AG	17,297
1,400	ThyssenKrupp AG	27,197
1,450	Volkswagen AG	55,779
		800,095
	Greece - 0.4%
1,000	Commercial Bank of Greece	22,163
3,100	Hellenic Petroleum SA	25,677
		47,840
	Hong Kong - 1.6%
13,000	Henderson Land Development Co., Ltd.	62,191
1,900	i-CABLE Communications, Ltd.	652
7,500	Swire Pacific, Ltd.	52,184
19,000	Wharf Ltd.	63,966
		178,993
	Ireland - 0.8%
2,683	CRH PLC	63,734
1,378	Irish Life & Permanent PLC	22,280
		86,014
	Italy - 3.4%
24,375	Banca Nazionale del Lavoro S.p.A. *	54,113
4,000	Banca Popolare di Milano S.c.r.l.	25,123
15,000	Capitalia S.p.A.	55,220
5,000	Fiat S.p.A. *	36,067
2,000	Italcementi S.p.A.	29,600
26,664	Pirelli & C. S.p.A.	27,326
47,155	Telecom Italia S.p.A.	145,738
		373,187
	Japan - 22.2%
2,000	Aisin Seiki Co., Ltd.	49,447
3,000	Amada Co., Ltd.	15,680
5,000	Bank of Fukuoka, Ltd.	23,906
7,000	Chiba Bank, Ltd.	36,777
4,000	Daiwa House Industry Co., Ltd.	39,158
1,700	Denso Corp.	40,253
6,000	Fuji Heavy Industries, Ltd.	30,378
3,000	Fuji Photo Film Co., Ltd.	98,714
18,000	Fujitsu Ltd.	104,222
5,000	Furukawa Electric Co., Ltd. *	19,634
4,000	Gunma Bank, Ltd.	19,634
4,000	Hachijuni Bank, Ltd.	24,797
29,000	Hitachi Ltd.	175,558
7,000	Joyo Bank, Ltd.	28,251
8,000	Kirin Brewery Co., Ltd.	69,227
3,000	Kuraray Co., Ltd.	22,524
3,000	Marui Co., Ltd.	37,768

See notes to schedules of portfolio investments

22,000	Matsushita Electric Industrial Co., Ltd.	294,159
2,000	Matsushita Electric Works, Ltd.	15,834
30,000	Mitsubishi Heavy Industries, Ltd.	84,807
9,000	Mitsubishi Materials Corp.	19,061
7,000	Mitsui Trust Holdings, Inc.	44,221
83	Mizuho Financial Group, Inc.	312,338
2,000	NGK Spark Plug Co., Ltd.	20,870
13,000	Nippon Oil Corp.	82,125
6,000	Obayashi Corp.	29,887
700	Promise Co., Ltd.	45,876
50,000	Resona Holdings, Inc. *	75,444
3,000	Sankyo Co., Ltd.	63,537
6,000	Sekisui House, Ltd.	57,374
6,000	Shizuoka Bank, Ltd.	45,212
6,000	Sumitomo Electric Industries, Ltd.	53,338
3,000	Toppan Printing Co., Ltd.	29,478
12,000	Toray Industries, Inc.	55,629
2,000	Tostem Inax Holding Corp.	36,631
2,700	Toyota Industries Corp.	61,478
43	UFJ Holdings, Inc.	188,783
		2,452,010
	Netherlands - 3.9%
13,214	Aegon NV	142,650
500	DSM NV	26,118
5,344	Koninklijke Ahold NV *	34,162
810	Koninklijke Numico NV *	25,830
6,500	Koninklijke Philips Electronics NV	149,070
2,194	VNU NV	56,484
		434,314
	New Zealand - 0.2%
11,850	Carter Holt Harvey, Ltd.	18,065
	Norway - 0.4%
1,400	Norske Skogindustrier ASA	25,198
2,900	Storebrand ASA	21,937
		47,135
	Portugal - 0.0%
1,360	Modelo Continente, SGPS, SA *	2,402
	Singapore - 0.7%
5,000	DBS Group Holdings, Ltd.	47,489
548	Haw Par Corp., Ltd.	1,613
4,000	Singapore Airlines, Ltd.	25,882
		74,984
	Spain - 4.0%
2,000	Acerinox SA	27,660
1,400	Banco de Sabadell SA	29,774
7,700	Endesa SA	146,808
7,352	Iberia Lineas Aereas de Espana SA	20,390
9,766	Repsol YPF SA	214,742
		439,374

See notes to schedules of portfolio investments

	Sweden - 3.0%
12,100	Nordea AB	98,891
2,800	Skandinaviska Enskilda Banken AB	43,267
600	Svenska Cellulosa AB, Class B	23,323
16,800	TeliaSonera AB	81,689
2,400	Volvo AB, B Shares	84,722
		331,892
	Switzerland - 5.4%
400	Baloise Holding, Ltd.	15,501
4,600	Compagnie Financiere Richemont AG	127,645
1,900	Credit Suisse Group	60,810
60	Givaudan SA	36,575
2,514	Holcim Ltd.	132,959
200	SIG Holding AG	35,981
200	Swatch Group AG	27,066
160	Swiss Life Holding *	18,986
1,200	Syngenta AG	114,690
200	Zurich Financial Services AG	28,592
		598,805
	United Kingdom - 24.7%
15,139	Abbey National PLC	153,626
12,163	Aggregate Industries PLC	21,049
6,300	Amvescap PLC	34,106
3,000	Associated British Foods PLC	36,097
3,200	Associated British Ports Holdings PLC	25,572
24,717	Aviva PLC	245,221
10,241	BAA PLC	102,716
30,600	BAE Systems PLC	124,623
10,000	British Airways PLC *	37,601
5,269	British Land Co. PLC	71,036
25,666	Cable & Wireless PLC	45,463
44,200	Corus Group PLC *	40,848
13,000	Friends Provident PLC	32,803
3,909	George Wimpey PLC	28,475
2,800	Hammerson PLC	36,735
7,300	Hanson PLC	54,104
16,021	Hilton Group PLC	80,345
2,292	Imperial Tobacco Group PLC	50,006
7,288	InterContinental Hotels Group PLC	83,002
14,763	International Power PLC *	38,723
28,134	ITV PLC	54,932
17,119	J Sainsbury PLC	79,027
2,000	Liberty International PLC	29,972
5,144	Mitchells & Butlers PLC	25,377
77,250	mmO2 PLC *	137,534
8,000	Pearson PLC	85,676
6,000	Peninsular & Oriental Steam Navigation Co	28,595
2,000	RMC Group PLC	30,787
16,479	Rolls-Royce PLC	75,624
14,300	Royal & Sun Alliance Insurance Group PLC	18,527
2,000	Schroders PLC	22,452
12,461	Scottish Power PLC	95,403
4,000	Shire Pharmaceuticals Group PLC	37,891
4,100	Slough Estates PLC	34,603
6,151	Taylor Woodrow PLC	29,342
2,910	Trinity Mirror PLC	34,697

See notes to schedules of portfolio investments

200,000	Vodafone Group PLC	479,296
2,000	Whitbread PLC	29,863
10,715	William Morrison Supermarkets PLC	37,377
		2,709,126
	Total Common Stocks	10,940,601

	TOTAL INVESTMENTS (Cost $8,581,857) — 99.3%	$10,940,601

Percentages indicated are based on net assets of $11,023,180.

See notes to schedules of portfolio investments

AmSouth Large Cap Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Shares		Value $
COMMON STOCKS - 99.0%
4,000	Abbott Laboratories	169,440
2,000	AFLAC, Inc.	78,420
2,500	Agilent Technologies, Inc. *	53,925
800	Allergan, Inc.	58,040
1,600	American Express Co.	82,336
1,300	American International Group, Inc.	88,387
3,800	Amgen, Inc. *	215,384
1,200	Apollo Group, Inc., Class A *	88,044
11,700	Applied Materials, Inc. *	192,933
5,000	Automatic Data Processing, Inc.	206,600
1,500	Avery Dennison Corp.	98,670
2,200	Bed Bath & Beyond, Inc. *	81,642
3,000	BMC Software, Inc. *	47,430
2,500	Boeing Co.	129,050
2,500	Bristol-Myers Squibb Co.	59,175
2,000	Cardinal Health, Inc.	87,540
8,000	Cisco Systems, Inc. *	144,800
1,800	Citigroup, Inc.	79,416
800	Clorox Co.	42,640
3,000	Coca-Cola Co.	120,150
3,500	Dell, Inc. *	124,600
4,500	Dollar General Corp.	90,675
2,500	Dover Corp.	97,175
11,000	EMC Corp. *	126,940
4,000	Gap, Inc.	74,800
2,200	Genentech, Inc. *	115,324
1,000	General Dynamics Corp.	102,100
7,000	General Electric Co.	235,060
2,600	Gillette Co.	108,524
950	Harley-Davidson, Inc.	56,468
10,000	Hewlett-Packard Co.	187,500
5,000	Home Depot, Inc.	196,000
1,500	Honeywell International, Inc.	53,790
3,300	IBM Corp.	282,942
1,000	Illinois Tool Works, Inc.	93,170
6,000	Intel Corp.	120,360
4,400	Johnson & Johnson	247,852
3,500	Linear Technology Corp.	126,840
1,500	Lowe’s Cos., Inc.	81,525
1,500	Marsh & McLennan Cos., Inc.	68,640
6,000	McDonald’s Corp.	168,180
1,200	McGraw Hill Cos., Inc.	95,628
2,800	MedImmune, Inc. *	66,360
4,500	Medtronic, Inc.	233,550
4,500	Merck & Co., Inc.	148,500
9,000	Microsoft Corp.	248,850
4,000	Motorola, Inc.	72,160
6,000	Network Appliance, Inc. *	138,000
4,500	Nokia Oyj - ADR	61,740
12,000	Oracle Corp. *	135,360
3,500	Paychex, Inc.	105,525
3,000	PepsiCo, Inc.	145,950
6,500	Pfizer, Inc.	198,900
2,500	Pitney Bowes, Inc.	110,250
1,600	Procter & Gamble Co.	86,592
1,400	QUALCOMM, Inc.	54,656
6,500	Schering-Plough Corp.	123,890

See notes to schedules of portfolio investments

2,300	Staples, Inc.	68,586
1,700	Starbucks Corp. *	77,282
1,500	Stryker Corp.	72,120
9,000	Sun Microsystems, Inc. *	36,360
4,000	SunGard Data Systems, Inc. *	95,080
5,000	Sysco Corp.	149,600
3,500	Tellabs, Inc. *	32,165
7,000	TJX Cos., Inc.	154,280
1,000	United Technologies Corp.	93,380
2,000	UnitedHealth Group, Inc.	147,480
3,500	Wal-Mart Stores, Inc.	186,200
3,000	Walgreen Co.	107,490
5,000	Walt Disney Co.	112,750
4,500	Wyeth	168,300
	Total Common Stocks	8,409,471

	INVESTMENT COMPANIES — 1.1%
384	AIM Liquid Assets Money Market Fund	384
90,556	AIM Prime Money Market Fund	90,555
	Total Investment Companies	90,939
	TOTAL INVESTMENTS (Cost $8,998,590) - 100.1%	$8,500,410

Percentages indicated are based on net assets of $8,495,154.

See notes to schedules of portfolio investments

AmSouth Mid Cap Fund

Schedule of Portfolio Investments

September 30, 2004 (Unaudited)

Shares

Value

		$
COMMON STOCKS - 100.4%
4,700	3Com Corp. *	19,834
1,000	Abercrombie & Fitch Co., Class A	31,500
750	Activision, Inc. *	10,403
500	Acxiom Corp.	11,870
500	Adesa, Inc.	8,215
500	ADTRAN, Inc.	11,340
500	Advanced Fibre Communications, Inc. *	7,950
200	Advent Software, Inc. *	3,366
300	Aeropostale, Inc. *	7,860
500	AGCO Corp. *	11,310
400	AGL Resources, Inc.	12,308
400	Airgas, Inc.	9,628
500	AirTran Holdings, Inc. *	4,980
100	Alaska Air Group, Inc. *	2,478
200	Albemarle Corp.	7,018
200	Alexander & Baldwin, Inc.	6,788
1	ALLETE, Inc.	22
500	Alliance Data Systems Corp. *	20,280
600	Alliant Energy Corp.	14,928
400	Alliant Techsystems, Inc.	24,200
600	Allmerica Financial Corp. *	16,128
500	AMB Property Corp.	18,510
400	American Eagle Outfitters, Inc. *	14,740
400	American Greetings Corp., Class A *	10,048
300	AmeriCredit Corp. *	6,264
200	AmerUs Group Co.	8,200
400	Ametek, Inc.	12,128
500	Amphenol Corp., Class A *	17,130
800	Ann Taylor Stores Corp. *	18,720
450	Applebee’s International, Inc.	11,376
300	Apria Healthcare Group, Inc. *	8,175
500	Aqua America, Inc.	11,055
1,100	Aquila, Inc. *	3,432
700	Arrow Electronics, Inc. *	15,806
325	Ascential Software Corp. *	4,378
650	Associated Banc-Corp.	20,846
500	Astoria Financial Corp.	17,745
5,600	Atmel Corp. *	20,272
700	Avnet, Inc. *	11,984
300	Avocent Corp. *	7,809
100	Bandag, Inc.	4,380
600	Bank of Hawaii Corp.	28,350
1,100	Banknorth Group, Inc.	38,500
100	Banta Corp.	3,975
800	Barnes & Noble, Inc. *	29,600
900	Barr Laboratories, Inc. *	37,287
600	Beckman Coulter, Inc.	33,672
700	Belo Corp., Class A	15,778
800	Berkley (W.R.) Corp.	33,728
400	BJ’s Wholesale Club, Inc. *	10,936
200	Black Hills Corp.	5,556
300	Blyth, Inc.	9,270
200	Bob Evans Farms, Inc.	5,432
500	Borders Group, Inc.	12,400
500	Boyd Gaming Corp. *	14,075
300	Brink’s Co.	9,051
100	Brinker International, Inc. *	3,115

See notes to schedules of portfolio investments

100	Brown & Brown, Inc.	4,570
200	C.H. Robinson Worldwide, Inc.	9,278
700	Cabot Corp.	26,999
100	Cabot Microelectronics Corp. *	3,625
800	Cadence Design System, Inc. *	10,432
1,800	Caesars Entertainment, Inc. *	30,060
400	Callaway Golf Co.	4,228
1,100	Career Education Corp. *	31,273
400	Carlisle Cos., Inc.	25,572
300	Catalina Marketing Corp. *	6,924
300	CBRL Group, Inc.	10,824
300	CDW Corp.	17,409
100	Cephalon, Inc. *	4,790
1,500	Ceridian Corp. *	27,615
400	Certegy, Inc.	14,884
300	Charles River Laboratories International, Inc. *	13,740
100	Chico’s FAS, Inc. *	3,420
900	ChoicePoint, Inc. *	38,385
450	Church & Dwight, Inc.	12,627
1,400	Cincinnati Bell, Inc. *	4,886
500	City National Corp.	32,475
1,100	Claire’s Stores, Inc.	27,544
600	CNF, Inc.	24,594
800	Cognizant Technology Solutions Corp., Class A *	24,408
1,500	Colonial BancGroup, Inc.	30,675
200	Commerce Bancorp, Inc.	11,040
300	CommScope, Inc. *	6,480
1,100	Community Health Systems, Inc. *	29,348
400	Compass Bancshares, Inc.	17,528
600	Constellation Brands, Inc., Class A *	22,836
600	Cooper Cameron Corp. *	32,904
500	Copart, Inc. *	9,465
500	Corinthian Colleges, Inc. *	6,740
700	Covance, Inc. *	27,979
600	Coventry Health Care, Inc. *	32,022
400	Credence Systems Corp. *	2,880
400	Cree, Inc. *	12,212
600	Crompton Corp.	5,694
300	CSG Systems International, Inc. *	4,623
300	Cullen/Frost Bankers, Inc.	13,941
1,500	Cypress Semiconductor Corp. *	13,260
200	Cytec Industries, Inc.	9,790
700	Cytyc Corp. *	16,905
1,850	D. R. Horton, Inc.	61,254
1,400	Dean Foods Co. *	42,028
200	DENTSPLY International, Inc.	10,388
400	Developers Diversified Realty Corp.	15,660
800	Diebold, Inc.	37,359
100	Dollar Tree Stores, Inc. *	2,695
700	DPL, Inc.	14,406
200	DST Systems, Inc. *	8,894
700	Dun & Bradstreet Corp. *	41,090
400	Duquesne Light Holdings, Inc.	7,184
300	Dycom Industries, Inc. *	8,517
900	Education Management Corp. *	23,976
900	Edwards (A.G.), Inc.	31,158
300	Emmis Communications Corp., Class A *	5,418
500	Energizer Holdings, Inc. *	23,050

See notes to schedules of portfolio investments

800	Energy East Corp.	20,144
900	ENSCO International, Inc.	29,403
300	Entercom Communications Corp. *	9,798
400	Equitable Resources, Inc.	21,724
500	Everest Re Group, Ltd.	37,165
300	Expeditors International of Washington, Inc.	15,510
850	Fair Isaac Corp.	24,820
1,400	Fairchild Semiconductor Corp., Class A *	19,838
200	Fastenal Co.	11,520
300	Federal Signal Corp.	5,574
200	Ferro Corp.	4,362
1,365	Fidelity National Financial, Inc.	52,006
1,000	First American Corp.	30,830
300	Flowserve Corp. *	7,254
200	FMC Corp. *	9,714
400	FMC Technologies, Inc. *	13,360
1,500	Foot Locker, Inc.	35,550
300	Forest Oil Corp. *	9,036
700	Furniture Brands International, Inc.	17,556
100	Gallagher (Arthur J.) & Co.	3,313
700	Gartner, Inc., Class A *	8,183
300	GATX Corp.	7,998
200	Glatfelter	2,478
850	Graco, Inc.	28,475
200	Granite Construction, Inc.	4,780
700	Grant Prideco, Inc. *	14,343
400	Great Plains Energy, Inc.	11,660
300	Greater Bay Bancorp	8,625
750	GreenPoint Financial Corp.	34,808
1,300	GTECH Holdings Corp.	32,916
400	Hanover Compressor Co. *	5,380
500	Harman International Industries, Inc.	53,875
600	Harris Corp.	32,964
500	Harsco Corp.	22,450
1,000	Harte-Hanks, Inc.	25,010
500	Hawaiian Electric Industries, Inc.	13,270
400	HCC Insurance Holdings, Inc.	12,060
100	Health Net, Inc. *	2,472
300	Helmerich & Payne, Inc.	8,607
1,400	Hibernia Corp., Class A	36,974
300	Highwoods Properties, Inc.	7,383
600	Hillenbrand Industries, Inc.	30,318
700	HNI Corp.	27,706
200	Horace Mann Educators Corp.	3,516
1,300	Hormel Foods Corp.	34,814
400	Hospitality Properties Trust	16,996
700	Hovnanian Enterprises, Inc., Class A *	28,070
100	Hunt (J.B.) Transport Services, Inc.	3,714
200	IDACORP, Inc.	5,812
200	Imation Corp.	7,118
700	IMC Global, Inc.	12,173
400	INAMED Corp. *	19,068
100	Independence Community Bank Corp.	3,905
400	IndyMac Bancorp, Inc.	14,480
1,200	Integrated Device Technology, Inc. *	11,436
800	International Rectifier Corp. *	27,440
100	Investors Financial Services Corp.	4,513
100	Invitrogen Corp. *	5,499
300	ITT Educational Services, Inc. *	10,815

See notes to schedules of portfolio investments

14

1,000	IVAX Corp. *	19,150
700	Jacobs Engineering Group, Inc. *	26,803
300	Jefferies Group, Inc.	10,341
600	JetBlue Airways Corp.	12,552
400	Keane, Inc. *	6,144
200	Kelly Services, Inc., Class A	5,342
500	KEMET Corp. *	4,045
200	Kennametal, Inc.	9,030
200	Korn/Ferry International *	3,646
800	L-3 Communications Holdings, Inc.	53,600
300	LaBranche & Co., Inc. *	2,535
800	Lam Research Corp. *	17,504
200	Lancaster Colony Corp.	8,433
600	Lattice Semiconductor Corp. *	2,946
300	Laureate Education, Inc. *	11,166
700	Lear Corp.	38,115
300	Legg Mason, Inc.	15,981
600	Lennar Corp.	28,560
200	Leucadia National Corp.	11,330
500	Liberty Property Trust	19,920
200	LifePoint Hospitals, Inc. *	6,002
300	Lincare Holdings, Inc. *	8,913
300	Longview Fibre Co. *	4,575
300	LTX Corp. *	1,623
800	Lubrizol Corp.	27,680
1,100	Lyondell Chemical Co.	24,706
300	Mack-Cali Realty Corp.	13,290
400	Macromedia, Inc. *	8,032
300	Macrovision Corp. *	7,224
400	Mandalay Resort Group	27,460
900	Manpower, Inc.	40,041
1,600	McAfee, Inc. *	32,160
600	McDATA Corp., Class A *	3,018
700	MDU Resources Group, Inc.	18,431
200	Media General, Inc., Class A	11,190
400	Mentor Graphics Corp. *	4,386
200	Mercantile Bankshares Corp.	9,592
400	Michaels Stores, Inc.	23,684
500	Micrel, Inc. *	5,205
700	Microchip Technology, Inc.	18,788
1,100	Millenium Pharmaceuticals, Inc. *	15,081
100	Minerals Technologies, Inc.	5,886
200	Modine Manufacturing Co.	6,022
600	Mohawk Industries, Inc. *	47,634
600	MoneyGram International, Inc. *	10,248
600	MPS Group, Inc. *	5,046
600	Murphy Oil Corp.	52,062
1,200	National Commerce Financial Corp.	41,052
500	National Fuel Gas Co.	14,165
500	National-Oilwell, Inc. *	16,430
600	New Plan Excel Realty Trust	15,000
1,566	New York Community Bancorp, Inc.	32,166
600	Newfield Exploration Co. *	36,744
200	Newport Corp. *	2,294
600	Noble Energy, Inc.	34,944
200	Nordson Corp.	6,866
800	Northeast Utilities	15,512
300	NSTAR	14,730
500	OGE Energy Corp.	12,615
300	Ohio Casualty Corp. *	6,279

See notes to schedules of portfolio investments

1,700	Old Republic International Corp.	42,550
400	Olin Corp.	8,000
600	Omnicare, Inc.	17,016
600	ONEOK, Inc.	15,612
100	Outback Steakhouse, Inc.	4,153
200	Overseas Shipholding Group, Inc.	9,928
100	PacifiCare Health Systems, Inc. *	3,670
1,200	Packaging Corp. of America *	29,364
400	Par Pharmaceutical Cos., Inc. *	14,372
200	Patterson Cos., Inc. *	15,312
1,000	Patterson-UTI Energy, Inc.	19,070
400	Payless ShoeSource, Inc. *	4,052
400	Peabody Energy Corp.	23,800
1,000	Pentair, Inc.	34,910
1,100	Pepco Holdings, Inc.	21,890
100	PepsiAmericas, Inc.	1,910
400	Perrigo Co.	8,220
400	PETsMART, Inc.	11,356
500	Pier 1 Imports, Inc.	9,040
700	Pioneer Natural Resources Co.	24,136
400	Plains Exploration & Production Co. *	9,544
600	Plantronics, Inc. *	25,944
200	Plexus Corp. *	2,208
900	PMI Group, Inc.	36,522
300	PNM Resources, Inc.	6,753
700	Pogo Producing Co.	33,215
1,200	Polycom, Inc. *	23,784
200	Potlatch Corp.	9,362
600	Powerwave Technologies, Inc. *	3,696
600	Precision Castparts Corp.	36,030
1,600	Pride International, Inc. *	31,664
400	Protective Life Corp.	15,724
600	Puget Energy, Inc.	13,620
700	Quanta Services, Inc. *	4,235
1,000	Quantum Corp. *	2,310
500	Questar Corp.	22,910
900	Radian Group, Inc.	41,607
400	Raymond James Financial, Inc.	9,648
279	Rayonier, Inc.	12,622
600	Reader’s Digest Assoc., Class A	8,754
500	Regis Corp.	20,110
400	Renal Care Group, Inc. *	12,892
1,400	Republic Services, Inc.	41,664
300	Retek, Inc. *	1,368
400	Reynolds & Reynolds Co., Class A	9,868
2,200	RF Micro Devices, Inc. *	13,948
300	Rollins, Inc.	7,287
300	Ross Stores, Inc.	7,032
1,400	RPM International, Inc.	24,710
300	RSA Security, Inc. *	5,790
300	Ruddick Corp.	5,892
300	Ryland Group, Inc.	27,798
1,700	Saks, Inc.	20,485
600	SanDisk Corp. *	17,472
600	SCANA Corp.	22,404
200	Scholastic Corp. *	6,178
700	SEI Investments Co.	23,576
300	Sensient Technologies Corp.	6,492
300	Sepracor, Inc. *	14,634
100	Sequa Corp., Class A *	5,221

See notes to schedules of portfolio investments

700	Sierra Pacific Resources *	6,265
300	Silicon Laboratories, Inc. *	9,927
200	Silicon Valley Bancshares *	7,434
500	Six Flags, Inc. *	2,720
900	Smith International, Inc. *	54,657
1,200	Smithfield Foods, Inc. *	30,000
700	Smucker (J.M.) Co.	31,087
300	Sotheby’s Holdings Inc., Class A *	4,716
300	StanCorp Financial Group, Inc.	21,360
400	Steris Corp. *	8,776
700	Storage Technology Corp. *	17,682
100	Superior Industries International, Inc.	2,995
1,200	Sybase, Inc. *	16,548
300	TCF Financial Corp.	9,087
300	Tech Data Corp. *	11,565
100	Tecumseh Products Co., Class A	4,187
500	Teleflex, Inc.	21,250
200	Telephone and Data Systems, Inc.	16,834
400	Thomas & Betts Corp.	10,728
300	Thor Industries, Inc.	7,941
700	Tidewater, Inc.	22,785
400	Timberland Co., Class A *	22,720
1,000	Titan Corp. *	13,970
100	Toll Brothers, Inc. *	4,633
300	Tootsie Roll Industries, Inc.	8,766
200	Transaction Systems Architects, Inc., Class A *	3,717
300	Trinity Industries, Inc.	9,351
800	TriQuint Semiconductor, Inc. *	3,120
300	Tupperware Corp.	5,094
1,200	Tyson Foods, Inc., Class A	19,224
700	United Dominion Realty Trust, Inc.	13,881
400	United Rentals, Inc. *	6,356
100	Unitrin, Inc.	4,157
100	Universal Corp.	4,464
700	Universal Health Services, Inc.	30,450
500	Urban Outfitters, Inc. *	17,200
300	Valassis Communications, Inc. *	8,874
600	Valspar Corp.	28,008
600	Varco International, Inc. *	16,092
1,100	Varian Medical Systems, Inc. *	38,027
200	Varian, Inc. *	7,574
400	Vectren Corp.	10,072
400	Vertex Pharmaceuticals, Inc. *	4,200
2,000	Vishay Intertechnology, Inc. *	25,800
300	VISX, Inc. *	6,180
1,000	Waddell & Reed Financial, Inc., Class A	22,000
25	Washington Post Co., Class B	23,000
800	Weatherford International, Ltd. *	40,816
600	Webster Financial Corp.	29,634
475	Werner Enterprises, Inc.	9,172
200	Westamerica Bankcorporation	10,978
500	Westar Energy, Inc.	10,100
400	Western Gas Resources, Inc.	11,436
1,200	Westwood One, Inc. *	23,724
300	WGL Holdings, Inc.	8,478
200	Whole Foods Market, Inc.	17,158
300	Williams-Sonoma, Inc. *	11,265
500	Wind River Systems, Inc. *	6,100
700	Wisconsin Energy Corp.	22,330

See notes to schedules of portfolio investments

200	WPS Resources Corp.	8,998
2,050	XTO Energy, Inc.	66,584
200	York International Corp.	6,318
150	Zebra Technologies Corp., Class A *	9,152
	Total Common Stocks	5,771,641

INVESTMENT COMPANIES - 0.3%
15,676	BNY Hamilton Money Fund	15,676
	Total Investment Companies	15,676
	TOTAL INVESTMENTS (Cost $5,167,698) - 100.7%	$5,787,317

Percentages indicated are based on net assets of $5,748,994.

See notes to schedules of portfolio investments

AmSouth Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2004 (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*                 Represents non-income producing security.

ADR — American Depositary Receipt

BNY — Bank of New York

PLC — Public Limited Company

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Enhanced Market Fund	$7,369,687	$488,690	$(404,340)	$(84,350)
International Equity Fund	8,628,504	2,805,799	(452,731)	2,353,068
Large Cap Fund	9,029,643	879,974	(1,409,207)	(529,233)
Mid Cap Fund	5,143,868	841,040	(230,381)	610,659

The investment concentrations for the following funds as a percentage of net assets, by industry, as of September 30, 2004, were as follows:

	Enhanced Market Fund	International Equity Fund	Large Cap Fund	Mid Cap Fund

Aerospace/Defense	—	1.8%	3.8%	—
Airlines	—	2.2%	—	—
Automobile	—	6.7%	—	—
Banking	—	16.1%	—	—
Beverages	—	0.6%	3.1%	—
Building Products	—	5.8%	—	—
Business Equipment & Services	—	—	1.2%	—
Chemicals	—	3.5%	—	—
Computer Hardware	—	—	9.1%	—
Computer Software & Services	—	—	12.9%	—
Computer Systems	—	0.9%	—	—
Consumer Discretionary	9.1%	—	—	17.9%
Consumer Goods	—	—	2.8%	—
Consumer Staples	10.0%	—	—	4.1%
Diversified	—	2.0%	—	—
Diversified Manufacturing	—	—	4.5%	—
Electrical & Electronics	—	8.6%	—	—
Electronic Components	—	—	0.6%	—
Energy	9.3%	—	—	10.5%
Energy Sources	—	1.5%	—	—
Entertainment	—	—	1.3%	—
Financials	18.7%	—	—	18.8%
Financial Services	—	3.0%	1.9%	—
Food & Household Products	—	1.1%	—	—
Food Distributors & Wholesalers	—	—	1.8%	—
Food Retailer	—	1.6%	—	—
Forest Products & Paper	—	0.8%	—	—
Health Care	13.3%	—	5.7%	8.6%
Health Care - Drugs	—	—	3.2%	—
Hotels & Lodging	—	1.5%	—	—
Industrials	13.2%	—	—	16.2%
Information Technology	16.8%	—	—	12.6%
Insurance	—	9.0%	2.8%	—
Investment Companies	0.3%	—	1.1%	0.3%
Machinery	—	1.3%	—	—
Machinery & Equipment	—	—	1.1%	—
Materials	4.0%	—	—	5.0%
Materials & Commodities	—	4.3%	—	—
Media	—	—	1.1%	—
Medical Equipment & Supplies	—	—	3.6%	—
Office Equipment & Supplies	—	—	1.3%	—
Oil & Gas Production & Services	—	5.0%	—	—
Pharmaceuticals	—	0.9%	12.4%	—
Photographic Products	—	0.9%	—	—
Publishing	—	4.1%	—	—
Raw Materials	—	—	1.2%	—
Real Estate	—	2.8%	—	—
Restaurants	—	—	2.0%	—
Retail	—	2.6%	13.8%	—
Semiconductors	—	—	5.2%	—
Telecommunications	—	9.7%	—	—
Telecommunications - Equipment	—	—	2.6%	—
Telecommunicaion Services	2.6%	—	—	0.4%
Tobacco	—	0.5%	—	—
Transportation	—	0.5%	—	—
Utilities	2.8%	—	—	6.3%

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price (“NOCP”), if applicable.  Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued at either amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their net asset values as reported by such companies.

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”).  If the International Equity Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund’s Trustees.  A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open.  In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

Foreign Currency Translation

The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Risk Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts

The International Fund may enter into a forward currency contract (“forward”) which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates.  The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation.  When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.  The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.  The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions.  Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.  There were no forwards open at September 30, 2004.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	November 18, 2004

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 18, 2004

* Print the name and title of each signing officer under his or her signature.